PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets		$ 1,246,000
Dividends payments	$ 0
Number of reportable segments | Segment	1